SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Timing of revenue recognition) - Transferred at Point in Time [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Consultancy Services [Member]
Product Information [Line Items]
Revenues	$ 140,000	$ 0
Commission For Software Sales [Member]
Product Information [Line Items]
Revenues	0	220,000
Software Solutions And Sales [Member]
Product Information [Line Items]
Revenues	$ 0	$ 105,128